PRINCIPAL TRANSACTIONS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Principal transactions revenue
Principal transactions revenue	[1]	$ 7,585	$ 6,008	$ 6,698
Interest rate risks
Principal transactions revenue
Principal transactions revenue		4,115	3,798	3,783
Foreign exchange risks
Principal transactions revenue
Principal transactions revenue		1,726	1,532	1,855
Equity risks
Principal transactions revenue
Principal transactions revenue		189	331	99
Commodity and other risks
Principal transactions revenue
Principal transactions revenue		806	750	589
Credit products and risks
Principal transactions revenue
Principal transactions revenue		749	(403)	372
Operating Segments | Global Consumer Banking(1)
Principal transactions revenue
Principal transactions revenue		629	577	628
Operating Segments | Institutional Clients Group
Principal transactions revenue
Principal transactions revenue		7,335	5,824	5,894
Operating Segments | Corporate/Other(1)
Principal transactions revenue
Principal transactions revenue		$ (379)	$ (393)	$ 176

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.